Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)	Income tax expense (benefit) was as follows:
(Dollars in thousands)	2020	2019	2018
Current	$2,564	$2,438	$2,170
Deferred	(36)	66	93
Total income tax provision	$2,528	$2,504	$2,263

Income Tax Provision Attributable to Income from Operations

Effective tax rates differ from the federal statutory rate of 21% for 2020, 2019, and 2018 applied to income before taxes due to the following:

(Dollars in thousands)	2020	2019	2018
Expected provision using statutory federal income tax rate	$2,750	$2,713	$2,452
Effect of bond and loan tax-exempt income	(117)	(124)	(128)
Interest expense associated with carrying certain tax exempt bonds and loans	3	5	5
Bank owned life insurance income	(110)	(94)	(71)
Other	2	4	5
Total income tax provision	$2,528	$2,504	$2,263

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities on December 31 were as follows:

(Dollars in thousands)	2020	2019
Allowance for loan losses	$1,835	$1,571
Other	22	10
Deferred tax assets	1,857	1,581
Premises and equipment	(564)	(370)
Federal Home Loan Bank stock dividends	(376)	(376)
Deferred loan fees	(282)	(241)
Prepaid expenses	(114)	(111)
Unrealized gain on securities	(262)	(19)
Other	(412)	(338)
Deferred tax liabilities	(2,010)	(1,455)
Net deferred tax asset (liability)	$(153)	$126